Financial risk management - Summary of Market Volatility Risk (Details) - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingent Consideration Liability
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 32,137	$ 60,531
Impact on loss before income taxes due to decrease	(43,341)	(55,828)
Class C Shares Liability | Class C-1 Ordinary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	640	800
Impact on loss before income taxes due to decrease	(640)	(960)
Class C Shares Liability | Class C-2 American Depositary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	360	450
Impact on loss before income taxes due to decrease	$ (360)	$ (540)